Non-controlling interest	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
Non-controlling interest

20.	Non-controlling interest

Non-controlling interest represents the net assets of the subsidiaries the Company does not directly own. The net assets of the non-controlling interest are represented by equity holders outside of the Company. As of December 31, 2025 and 2024 the Company held a 100.00% interest, respectively, in an investment subsidiary Aya Biosciences, Inc. During the year ended December 31, 2024, the Company acquired the remaining interest. This entity is included in the financial statements with a resulting non-controlling interest reflected therein. Non-controlling interests are included as a component of shareholders’ equity.

A reconciliation of the beginning and ending balances for non-controlling interests for the year ended December 31, 2024 is as follows:

2024
Balance as of beginning of period	$3,649,489
Acquisition of remaining interest in Aya Biosciences	(3,649,489)
Share of loss	-
Balance as of end of period	$-

As of December 31, 2025 and 2024, there were no remaining non-controlling interests outstanding.